Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Profit before income tax	$ 228,954	$ 1,297,633	$ 855,308
Adjustments for:
Depreciation of property, plant and equipment	193,626	198,360	240,925
Depreciation of right-of-use assets	69,241	69,241	69,241
Interest expense	595,421	421,713	209,661
Interest income from loan to related party	(370,705)	(165,368)	(13,883)
Inventories write-down	8,879	65,770	47,239
Provision for expected credit losses – other receivables	71,188	11,532	13,206
Other receivables written off	35,120
Provision for expected credit losses – third parties			3,114
Operating cash flows before working capital changes	831,724	1,898,881	1,424,811
Changes in working capital:
Inventories	147,511	1,519,269	285,688
Trade and other receivables	(659,095)	(112,572)	694,374
Trade and other payables	1,958,462	(43,699)	45,816
Cash generated from operations	2,278,602	3,261,879	2,450,689
Income tax paid	(144,037)	(123,111)	(276,097)
Net cash generated from operating activities	2,134,565	3,138,768	2,174,592
Cash flows from investing activities
Purchase of property, plant and equipment	(16,710)	(22,972)	(9,981)
Deferred initial public offering (“IPO”) costs	(565,129)	(230,642)
Net cash used in investing activities	(581,839)	(253,614)	(9,981)
Cash flows from financing activities
(Loans to)/Repayment from related parties	80,664	(3,783,461)	(38,462)
Repayments from/(Advances to) related parties, net	999,610	(5,110,245)	1,567,108
(Repayments of)/Proceeds from borrowings, net	(2,095,514)	6,373,131	(3,175,114)
Interest paid on borrowings	(578,660)	(399,226)	(181,887)
Payment of lease liabilities	(74,716)	(68,989)	(63,702)
Interest paid on lease liabilities	(16,761)	(22,487)	(27,774)
Net cash used in financing activities	(1,685,377)	(3,011,277)	(1,919,831)
Net change in cash and cash equivalents	(132,651)	(126,123)	244,780
Cash and cash equivalents at beginning of year	235,348	361,471	116,691
Cash and cash equivalents at end of year	$ 102,697	$ 235,348	$ 361,471